Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property and Equipment
Summary of property and equipment, net

	March 31,	December 31,
	2020	2019
Computer equipment and software	$11,219	$9,685
Furniture and fixtures	6,113	5,891
Leasehold improvements	17,488	17,373
Property and Equipment	34,820	32,949
Accumulated depreciation	(8,448)	(7,004)
Property and Equipment, net	$26,372	$25,945

	December 31,
	2019	2018
Computer equipment and software	$9,685	$5,537
Furniture and fixtures	5,891	4,018
Leasehold improvements	17,373	7,924
Property and Equipment	32,949	17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	$25,945	$14,102